Goodwill And Other Intangible Assets (Schedule Of Estimated Furture Amortization Expense For Core Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
2013	$ 520
2014	501
2015	285
2016	134
2017	129
Thereafter	500
Total	$ 2,069	$ 1,274